EQ ADVISORS TRUSTSM

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

SUPPLEMENT DATED MARCH 9, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding portfolio manager changes to the AXA Mid Cap Value Managed Volatility Portfolio (the “Portfolio”):

AXA Mid Cap Value Managed Volatility Portfolio

Effective immediately, the table in the section of the Prospectus entitled “AXA Mid Cap Value Managed Volatility Portfolio – Class IA, IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Wellington Management Company LLP (“Wellington Management”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Gregory J. Garabedian	Managing Director and Equity Portfolio Manager of Wellington Management	March 2018

Effective immediately, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Wellington Management Company LLP” is amended to include the following information:

Gregory J. Garabedian, Managing Director and Equity Portfolio Manager, is responsible for the investment decisions for a portion of the Active Allocated Portion of the AXA Mid Cap Value Managed Volatility Portfolio. Mr. Garabedian joined Wellington Management as an investment professional in 2006.

Equity Portfolio Manager, James N. Mordy has announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, the sub-adviser to the Portfolio, as of December 31, 2018. Accordingly, Mr. Mordy will no longer serve as a portfolio manager to a portion of the Active Allocated Portion of the Portfolio as of December 31, 2018. Gregory J. Garabedian will continue to serve as Equity Portfolio Manager to a portion of the Active Allocated Portion of the Portfolio. Mr. Mordy’s portfolio manager responsibilities are expected to transition gradually to Mr. Garabedian during the period prior to his withdrawal.

Effective immediately, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – Wellington Management Company LLP (“Wellington” or “Sub-Adviser”)” is amended to include the following information:

Wellington Management Company LLP (“Wellington” or “Sub-Adviser”)
Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of
	December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets
AXA Mid Cap Value Managed Volatility Portfolio
Gregory J. Garabedian	1	$8.9	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
AXA Mid Cap Value Managed Volatility Portfolio
Gregory J. Garabedian	X